WRL FREEDOM PREMIER® III VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA U

Supplement dated October 8, 2021

to the

Prospectus dated May 1, 2021

Effective on or about September 28, 2021, based on the change to the underlying portfolio, the following subadvisor changes will occur:

PORTFOLIO NAME	EXISTING ADVISOR/SUBADVISOR	NEW ADVISOR/SUBADVISOR
Transamerica Market Participation Strategy VP	Quantitative Management Associates LLC	PGIM Quantitative Solutions LLC

This Supplement updates certain information in the above referenced prospectus (the ‘‘Prospectus’’). Except as indicated in this Supplement, all other information included in the Prospectus remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.